Annual Fund Operating Expenses - The Laddered T-Bill ETF [Member]	Jan. 14, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.20%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.